Sales revenues (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Sales Revenues

	2017	2016	2015
Diesel	25,049	25,524	30,532
Automotive gasoline	16,765	16,263	16,320
Liquefied petroleum gas	3,999	3,083	2,881
Jet fuel	3,131	2,573	3,325
Naphtha	2,637	2,472	2,594
Fuel oil (including bunker fuel)	1,392	1,167	2,297
Other oil products	3,775	3,372	3,468

Subtotal oil products	56,748	54,454	61,417

Natural gas	5,174	3,952	5,894
Ethanol, nitrogen products and renewables	3,878	3,743	3,868
Electricity	3,620	1,942	3,944
Services and others	913	811	906

Domestic market	70,333	64,902	76,029

Exports	13,075	8,439	9,692
Sales abroad (*)	5,419	8,064	11,593

Foreign market	18,494	16,503	21,285

Sales revenues (**)	88,827	81,405	97,314

(*)	Sales revenues from operations outside of Brazil, including trading and excluding exports. In 2016, it includes sales revenues from the former subsidiary PESA.
(**)	Sales revenues by business segment are set out in note 29.